BRAZOS MUTUAL FUNDS
BRAZOS/JMIC Real Estate Securities Portfolio
Supplement to the prospectus dated December 31, 1997
Supplement dated October 20, 1997

The "Prospectus Summary", page 4, is amended to read as follows:

DIVIDENDS AND DISTRIBUTIONS
The Portfolio will distribute substantially all of its net investment income and long-term capital gains at least annually, and may distribute net investment income and other capital gains during interim periods when the management of the Portfolio determines that it is in the interests of the Portfolio and the shareholders to do so. It is not anticipated that distributions will be made more frequently than quarterly. Distributions will automatically be reinvested in Portfolio shares unless an investor elects to receive cash distributions. See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

"Dividends and Capital Gains Distribution", page 18, is amended to read as follows:

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
The Portfolio will distribute annually to shareholders substantially all of its net investment income, together with any net realized long-term capital gains. The Portfolio may distribute net investment income and other capital gains during interim periods when the management of the Portfolio determines that it is in the best interests of the Portfolio and the shareholders to do so. It is not anticipated that distributions of net investment income and other capital gains will be made more often than quarterly. Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders. The Portfolio's dividends and capital gains distributions will automatically be reinvested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive distributions in cash.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


BRAZOS MUTUAL FUNDS
BRAZOS/JMIC Real Estate Securities Portfolio
Supplement to the statement of additional information dated December 31, 1997
Supplement dated October 20, 1997

"Dividends and Capital Gains Distributions," page 18, is amended to read as follows:

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
The Fund's policy is to distribute at least annually, substantially all of the Portfolio's net investment income, if any, together with any net realized long-term capital gains in the amount and at the times that will avoid both income (including capital gains) taxes incurred and the imposition of the Federal excise tax on undistributed income and capital gains. The Fund may distribute the Portfolio's net investment income and other capital gains at interim periods. The amounts of any income dividends or capital gains distributions cannot be predicted. See discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectus.

Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.

As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the respective Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

If a shareholder has elected to receive dividends and/or capital gains distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Each Portfolio of the Fund will be treated as a separate entity (and hence as a separate "regulated investment company") for Federal tax purposes. Any net capital gains recognized by the Portfolio will be distributed to its investors without need to offset (for Federal income tax purposes) such gains against any net capital losses of another Portfolio.


BRAZOS MUTUAL FUNDS
BRAZOS/JMIC Small Cap Growth Portfolio
Supplement to the prospectus dated December 31, 1997
Supplement dated October 20, 1997

The "Prospectus Summary," page 4, is amended to read as follows:

DIVIDENDS AND DISTRIBUTIONS
The Portfolio will distribute substantially all of its net investment income and long-term capital gains at least annually, and may distribute net investment income and other capital gains during interim periods when the management of the Portfolio determines that it is in the interests of the Portfolio and the shareholders to do so. It is not anticipated that distributions will be made more frequently than quarterly. Distributions will automatically be reinvested in Portfolio shares unless an investor elects to receive cash distributions. See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

"Dividends and Capital Gains Distribution", page 17, is amended to read as follows:

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
The Portfolio will distribute annually to shareholders substantially all of its net investment income, together with any net realized long-term capital gains. The Portfolio may distribute net investment income and other capital gains during interim periods when the management of the Portfolio determines that it is in the best interests of the Portfolio and the shareholders to do so. It is not anticipated that distributions of net investment income and other capital gains will be made more often than quarterly. Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders. The Portfolio's dividends and capital gains distributions will automatically be reinvested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive distributions in cash.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


BRAZOS MUTUAL FUNDS
BRAZOS/JMIC Small Cap Growth Portfolio
Supplement to the statement of additional information dated December 31, 1997
Supplement dated October 20, 1997

"Dividends and Capital Gains Distributions," page 17, is amended to read as follows:

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
The Fund's policy is to distribute at least annually, substantially all of the Portfolio's net investment income, if any, together with any net realized long-term capital gains in the amount and at the times that will avoid both income (including capital gains) taxes incurred and the imposition of the Federal excise tax on undistributed income and capital gains. The Fund may distribute the Portfolio's net investment income and other capital gains at interim periods. The amounts of any income dividends or capital gains distributions cannot be predicted. See discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectus.

Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.

As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the respective Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

If a shareholder has elected to receive dividends and/or capital gains distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Each Portfolio of the Fund will be treated as a separate entity (and hence as a separate "regulated investment company") for Federal tax purposes. Any net capital gains recognized by the Portfolio will be distributed to its investors without need to offset (for Federal income tax purposes) such gains against any net capital losses of another Portfolio.